Related party transactions (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Mar. 24, 2022	Mar. 17, 2020
Related party transactions (Details) [Line Items]
Salaries and benefits	$ 3,017	$ 2,280
Other long term benefits	821	538
Aircraft management fees	139	131
Lands total amount	$ 406		$ 625
Warrants issued (in Shares)	4,000,000
Warrants transferred (in Shares)					4,000,000
restricted shares (in Shares)				149,377
Arab Wings Co [Member]
Related party transactions (Details) [Line Items]
Amount payable	$ 95	$ 186
Wasef Jabsheh [Member]
Related party transactions (Details) [Line Items]
Warrants transferred (in Shares)	4,000,000